Asset Retirement Obligation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DisclosureOfAssetRetirementObligationLineItems [Line Items]
Undiscounted amount	$ 16,500,000	$ 10,600,000	$ 10,300,000
Inflation interest rate	2.50%	2.50%	2.50%
Interest free rate	4.00%	3.91%	1.49%
Natural gas revenue deposit percentage	10.00%
Deposits from banks	$ 371,124
Bottom of range [member]
DisclosureOfAssetRetirementObligationLineItems [Line Items]
Asset retirement obligations years	10 years
Top of range [member]
DisclosureOfAssetRetirementObligationLineItems [Line Items]
Asset retirement obligations years	20 years